Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions
Related party transactions
29.	Related party transactions
The table below sets forth the major related parties and their relationships with the Group as of December 31, 2022:

Name of related parties	Relationship with the Group
Tencent and its subsidiaries (“Tencent Group”)(*)	A shareholder of the Group
Dada and its subsidiaries (“Dada Group”)(**)	An investee of the Group
JD Technology (***)	An investee of the Group, and controlled by the Founder
Property Funds	Investees of the Group
ATRenew and its subsidiaries (“ATRenew Group”)	An investee of the Group

(*)
In
March 2022, Tencent completed a distribution of approximately
460

million Class A ordinary shares of the Company owned by Tencent to its shareholders. As of March 31, 2022, Tencent’s shareholding in the Company was approximately 2.3% and Tencent had no significant influence over the Company. As a result, Tencent Group was not considered as
the Group’s related party since then.

(**)	Dada became the subsidiary of the Company since February 28, 2022 as disclosed in Note 7. As a result, Dada Group was not considered as the Group’s related party since then.
(***)	JD Technology became an investee of the Group since June 2020 (Note 6).
(a) The Group entered into the following transactions with the major related parties:

Transactions	For the year ended December 31,
	2020	2021	2022

	(RMB in millions)
Revenues:
Commission from cooperation on advertising business with Tencent Group(*)	355	248	44
Services provided and products sold to Tencent Group(*)	375	553	77
Services provided and products sold to Dada Group	179	523	135
Services provided and products sold to ATRenew Group	664	894	806
Services provided and products sold to JD Technology	598	882	1,044
Operating expenses:
Services received and purchases from Tencent Group(*)	3,226	5,010	1,314
Services received from Dada Group	2,200	1,087	212
Payment processing and other services received from JD Technology	6,945	8,762	11,494
Lease and property management services received from Property Funds	838	1,180	1,249
Services received from ATRenew Group	32	31	4
Other income:
Income from non-compete agreement with Dada Group	82	77	13
Interest income from loans provided to JD Technology	31	253	301
Interest income from loans provided to Property Funds	49	39	43

(*)	Please refer to Note 23 for more details of strategic cooperation with Tencent Group.
R
evenues from related parties, excluding those from the major related parties as stated above, represented approximately 0.15%, 0.24% and 0.26% of total net revenues of the Group for the years ended December 31, 2020, 2021 and 2022, respectively. Transactions with related parties included in operating expenses, excluding those with the major related parties as stated above, represented 0.28%, 0.17% and 0.13% of total operating expenses of the Group for the years ended December 31, 2020, 2021 and 2022, respectively.

(b) The Group had the following balances with the major related parties:

	As of December 31,
	2021	2022

	(RMB in millions)

Due from Tencent Group	1,956	—
Due from JD Technology
Loans provided to JD Technology (*)	2,876	3,378
Other payables to JD Technology	(416)	(637)
Due from Property Funds
Loans provided to Property Funds (*)	769	1,746
Other receivables from Property Funds	87	1,068
Due from ATRenew Group	—	22

Total	5,272	5,577

Due to Dada Group	(337)	—
Due to ATRenew Group	(45)	—

Total	(382)	—

Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Dada Group	(83)	—
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to ATRenew Group	(1,038)	(610)

Total	(1,121)	(610)

Other liabilities in relation to non-compete obligation to Dada Group	(101)	—

Total	(101)	—

(*)
In relation to the loans provided to JD Technology and Property Funds, the Group charged JD Technology and Property Funds based on fair market interest rate, and cash flows resulted from the loans were presented within investing activities in the consolidated statements of cash flows.

As of December 31, 2021 and 2022, the Group recorded amount due from related parties other than the major related parties as stated above of RMB492 million and RMB565 million, which represented approximately 2.11% and 1.58% of the Group’s total accounts receivable, net and prepayments and other current assets, respectively. As of December 31, 2021 and 2022, the Group recorded amount due to related parties other than the major related parties and deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties other than the major related parties as stated above of RMB137 million and RMB488 million, which represented approximately 0.07% and 0.20% of the Group’s total accounts payable, advance from customers, accrued expenses and other current liabilities, deferred revenues and other non-current
liabilities, respectively.

(c) Other information related to related party transactions:
Based on a series of agreements signed on January 1, 2016, JD Technology will perform the credit risk assessment and other related services in relation to consumer financing business and obtain the rewards from such services, thus JD Technology will purchase the consumer financing receivables past due over certain agreed period of time from the Group at carrying values without recourse and also agree to bear other cost in direct relation to the consumer financing business to absorb the risks. In connection with the agreements, the total amount of over-due
consumer financing receivable related to the consumer financing business transferred from the Group to JD Technology were RMB493 million, RMB77 million and RMB237 million for the years ended December 31, 2020, 2021 and 2022, respectively. In connection with the consumer financing business, JD Technology charged the Group RMB1,721 million, RMB1,985 million and RMB1,627 million, for the years ended December 31, 2020, 2021 and 2022 for payment processing services provided to the Group, respectively, which are included in “payment processing and other services received from JD Technology” stated above.
The Group transferred certain financial assets to JD Technology with or without recourse at fair value. The accounts receivable transferred without recourse were RMB33,406 million, RMB43,299 million and RMB50,282 million for the years ended December 31, 2020, 2021 and 2022, respectively, and were derecognized.
In 2022, the Group also transferred to JD Technology certain equipment amounted to RMB1,462 million.
Mr. Richard Qiangdong Liu, the Group’s Chairman of the board since the Group’s inception and the Chief Executive Officer since the Group’s inception to April 2022, has purchased his own aircraft for both business and personal use. The use of the aircraft in connection with the performance of his duty as employee is free of charge to the Group, and the Group has agreed to assume the cost of maintenance, crew and operations of the aircraft relating to the use of the aircraft. Such maintenance and incidental costs were insignificant for all periods presented.
The terms of the agreements with the related parties are determined based on contracted prices negotiated with other parties in normal commercial terms.